Tax charge	12 Months Ended
Dec. 31, 2022
Tax charge
Tax charge

B3     Tax charge

Prudential is subject to tax in numerous jurisdictions and the calculation of the total tax charge inherently involves a degree of estimation and judgement. Current tax expense is charged or credited based upon amounts estimated to be payable or recoverable as a result of taxable amounts for the current year and adjustments made in relation to prior years. The positions taken in tax returns where applicable tax regulation is subject to interpretation are recognised in full in the determination of the tax charge in the consolidated financial statements if the Group considers that it is probable that the taxation authority will accept those positions. Otherwise, provisions are established based on the likely amount of the liability, or recovery, by providing for the single best estimate of the most likely outcome or the weighted average expected value where there are multiple outcomes.

The total tax charge includes tax expense attributable to both policyholders and shareholders. The tax expense attributable to policyholders comprises the tax on the income of the consolidated with-profits and unit-linked funds. In certain jurisdictions, life insurance companies are taxed on both their shareholders' profits and on their policyholders' insurance and investment returns on certain insurance and investment products. Although both types of tax are included in the total tax charge in the Group’s Consolidated income statement, they are presented separately in the Consolidated income statement to provide the most relevant information about tax that the Group pays on its profits.

Deferred taxes are provided under the liability method for all relevant temporary differences. IAS 12 ‘Income Taxes’ does not require all temporary differences to be provided for, in particular, the Group does not provide for deferred tax on undistributed earnings of subsidiaries where the Group is able to control the timing of the distribution and the temporary difference created is not expected to reverse in the foreseeable future. Deferred tax assets are only recognised when it is more likely than not that future taxable profits will be available against which these losses can be utilised.

Deferred tax is measured at the tax rates that are expected to apply to the period when the asset is realised or the liability settled, based on tax rates (and laws) that have been enacted or are substantively enacted at the end of the reporting period.

B3.1   Total tax charge by nature

The total tax charge in the income statement is as follows:

	2022 $m	2021 $m	2020 $m
Attributable to shareholders:
Hong Kong	(52)	(40)	(15)
Indonesia	(60)	(74)	(125)
Malaysia	(90)	(71)	(58)
Singapore	(78)	(67)	(87)
Growth markets and other	(144)	(159)	(125)
Eastspring	(26)	(30)	(30)
Total segment	(450)	(441)	(440)
Unallocated to a segment (central operations)	(4)	(21)	—
Tax charge attributable to shareholders	(454)	(462)	(440)
Attributable to policyholders:
Hong Kong	(56)	(79)	(60)
Indonesia	(5)	4	(3)
Malaysia	—	(2)	(34)
Singapore	44	(261)	(170)
Growth markets and other	(4)	(4)	(4)
Tax charge attributable to policyholders	(21)	(342)	(271)
Total tax charge	(475)	(804)	(711)

Profit before tax includes Prudential's share of profit after tax from the joint ventures and associates that are equity-accounted for. Therefore, the actual tax charge in the income statement does not include tax arising from the results of joint ventures and associates including CPL.

The reconciliation of the expected to actual tax charge attributable to shareholders is provided in B3.2 below. The tax charge attributable to policyholders of $(21) million (2021: $(342) million; 2020: $(271) million) above is equal to the profit before tax attributable to policyholders as a result of accounting for policyholder income after the deduction of expenses and movement in unallocated surpluses on a post-tax basis. The reduction in the tax charge attributable to policyholders results from the deferred tax impact of policyholder liability movements caused by adverse market movements in 2022, primarily in Singapore.

The total tax charge comprises:

	2022 $m	2021 $m	2020 $m
Current tax expense:
Corporation tax	(474)	(405)	(376)
Adjustments in respect of prior years	(7)	6	(7)
Total current tax charge	(481)	(399)	(383)

Deferred tax arising from:
Origination and reversal of temporary differences	4	(388)	(306)
Impact of changes in local statutory tax rates	—	—	(1)
Adjustment in respect of a tax loss, tax credit or temporary difference from a prior year	2	(17)	(21)
Total deferred tax credit (charge)	6	(405)	(328)
Total tax charge	(475)	(804)	(711)

B3.2Reconciliation of shareholder effective tax rate

In the reconciliation below, the expected tax rate reflects the corporation tax rates that are expected to apply to the taxable profit or loss for the period. It reflects the corporation tax rates of each jurisdiction weighted by reference to the amount of profit or loss contributing to the aggregate result.

	2022		2021		2020

	Tax	Percentage	Tax	Percentage	Tax	Percentage
	attributable to	impact	attributable to	impact on	attributable to	impact
	shareholders	on ETR	shareholders	ETR	shareholders	on ETR
	$m	%	$m	%	$m	%
Adjusted operating profit	3,375		3,233		2,757
Non-operating resultnote (i)	(1,914)		(557)		151
Profit before tax	1,461		2,676		2,908
Tax charge at the expected rate	(287)	20%	(539)	20%	(602)	21%
Effects of recurring tax reconciliation items:
Income not taxable or taxable at concessionary ratesnote (ii)	61	(4)%	63	(2)%	102	(4)%
Deductions and losses not allowable for tax purposesnote (iii)	(196)	13%	(92)	3%	(32)	1%
Items related to taxation of life insurance businessesnote (iv)	108	(7)%	177	(7)%	152	(5)%
Deferred tax adjustments including unrecognised tax lossesnote (v)	(45)	3%	(111)	4%	(172)	6%
Effect of results of joint ventures and associatesnote (vi)	3	0%	80	(3)%	129	(4)%
Irrecoverable withholding taxesnote (vii)	(55)	4%	(60)	2%	(35)	1%
Other	(15)	0%	(8)	1%	17	(1)%
Total (charge) credit on recurring items	(139)	9%	49	(2)%	161	(6)%

Effects of non-recurring tax reconciliation items:
Adjustments to tax charge in relation to prior years	1	0%	(11)	0%	(25)	1%
Movements in provisions for open tax mattersnote (viii)	(40)	3%	47	(2)%	33	(1)%
Impact of changes in local statutory tax rates	—	0%	6	0%	(1)	0%
Adjustments in relation to business disposals and corporate transactions	11	(1)%	(14)	1%	(6)	0%
Total (charge) credit on non-recurring items	(28)	2%	28	(1)%	1	0%
Total actual tax charge	(454)	31%	(462)	17%	(440)	15%
Analysed into:
Tax charge on adjusted operating profit	(614)		(548)		(497)
Tax credit on non-operating resultnote (i)	160		86		57
Actual tax rate on:
Adjusted operating profit:
Including non-recurring tax reconciling itemsnote (ix)	18%		17%		18%
Excluding non-recurring tax reconciling items	17%		18%		18%
Total profitnote (ix)	31%		17%		15%

Notes

(i)

‘Non-operating result’ is used to refer to items excluded from adjusted operating profit and includes short-term investment fluctuations in investment returns on shareholder-backed business, corporate transactions and amortisation of acquisition accounting adjustments. The tax charge on non-operating result is calculated using the tax rates applicable to investment profit or loss recorded in the non-operating result for each entity, and then adjusting for any discrete items included in the total tax charge that relate specifically to the amounts (other than investment related profit or loss) included in the non-operating result. The difference between this tax on non-operating result and the tax charge calculated on profit before tax is the tax charge on adjusted operating profit.

(ii)	Income not taxable or taxable at concessionary rates primarily relates to non-taxable investment income in Malaysia and Singapore.
(iii)	Deductions and losses not allowable for tax purposes primarily relates to non-deductible investment losses in Growth markets.
(iv)	Items related to taxation of life insurance businesses primarily relates to Hong Kong where the taxable profit is computed as 5 per cent of net insurance premiums.
(v)	The unrecognised tax losses reconciling amount reflects losses arising where it is unlikely that relief for the losses will be available in future years.
(vi)

Profit before tax includes Prudential’s share of profit after tax from the joint ventures and associates. Therefore, the actual tax charge does not include tax arising from profit or loss of joint ventures and associates and is reflected as a reconciling item.

(vii)

The Group incurs withholding tax on remittances received from certain jurisdictions and on certain investment income. Where these withholding taxes cannot be offset against corporate income tax or otherwise recovered, they represent a cost to the Group. Irrecoverable withholding tax on remittances is included in Other operations and is not allocated to any segment. Irrecoverable withholding tax on investment income is included in the relevant segment where the investment income is reflected.

(viii) The statement of financial position contains the following provisions in relation to open tax matters:

2022 $m
Balance at 1 Jan	(42)
Movements in the current year included in tax charge attributable to shareholders	(40)
Other movements (including interest arising on open tax matters and amounts included in the Group’s share of profits from joint ventures and associates, net of related tax)	3
Balance at 31 Dec	(79)

(ix)	The actual tax rates of the relevant business operations are shown below:

	2022%
					Growth			Total
	Hong				markets		Other	attributable to
	Kong	Indonesia	Malaysia	Singapore	and other	Eastspring	operations	shareholders
Tax rate on adjusted operating profit	6%	20%	26%	16%	24%	10%	(1)%	18%
Tax rate on profit before tax	(33)%	20%	26%	16%	14%	10%	(1)%	31%

	2021%
					Growth			Total
	Hong				markets		Other	attributable to
	Kong	Indonesia	Malaysia	Singapore	and other	Eastspring	operations	shareholders
Tax rate on adjusted operating profit	5%	17%	21%	15%	22%	10%	(3)%	17%
Tax rate on profit before tax	4%	17%	21%	15%	27%	10%	(2)%	17%

	2020%
					Growth			Total
	Hong				markets		Other	attributable to
	Kong	Indonesia	Malaysia	Singapore	and other	Eastspring	operations	shareholders
Tax rate on adjusted operating profit	3%	24%	18%	14%	22%	11%	0%	18%
Tax rate on profit before tax	1%	23%	18%	14%	19%	11%	0%	15%